Investments in associates and joint venture - Summary of Changes in this caption (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments in associates and joint venture
As of January 1,	$ 1,548,392	$ 1,527,123
Net share in profit of associates and joint venture	307,920	189,847	$ 152,225
Equity contributions granted and paid	0	400
Dividends declared and collected by associates	(118,004)	(168,890)
Translation adjustments and other	100	(88)
As of December 31,	$ 1,738,408	$ 1,548,392	$ 1,527,123